Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2020	2019	2018
U.S.	$282,489	$261,525	$235,120
Foreign	22,249	11,145	8,216
Total income before income taxes	$304,738	$272,670	$243,336

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Current:
Federal	$6,287	$622	$(13,476)
State	8,617	(1,510)	(3,219)
Foreign	4,666	5,013	2,563
	19,570	4,125	(14,132)
Deferred:
Federal	44,547	45,593	67,784
State	414	8,212	8,901
Foreign	1,222	(1,907)	(869)
	46,183	51,898	75,816
Total income tax expense	$65,753	$56,023	$61,684
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Current:
Federal	$(4,678)	$4,109	$(17,584)
State	(179)	250	(6,783)
	(4,857)	4,359	(24,367)
Deferred:
Federal	38,561	29,543	58,136
State	2,051	1,071	10,222
	40,612	30,614	68,358
Total income tax expense	$35,755	$34,973	$43,991

Significant Components of Deferred Income Tax Expense (Benefit)
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Deferred federal and state:
Property-related items	$50,504	$60,449	$94,899
Purchased gas cost adjustments	(5,726)	3,834	(3,507)
Employee benefits	459	7,680	(7,334)
Regulatory adjustments	(9,885)	(11,962)	2,412
Deferred payroll taxes	(9,055)	—	—
Alternative minimum tax	4,409	441	849
All other deferred	15,529	(8,298)	(10,890)
Total deferred federal and state	46,235	52,144	76,429
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	$46,183	$51,898	$75,816
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Deferred federal and state:
Property-related items	$36,029	$34,398	$67,576
Purchased gas cost adjustments	(5,726)	3,834	(3,507)
Employee benefits	11,437	6,493	2,156
Regulatory adjustments	(9,885)	(11,962)	2,412
Deferred payroll taxes	(1,810)	—	—
Alternative minimum tax	4,409	441	849
All other deferred	6,210	(2,344)	(515)
Total deferred federal and state	40,664	30,860	68,971
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	$40,612	$30,614	$68,358

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	3.0	2.1	2.9
Tax credits	(0.5)	(0.3)	(0.3)
Company-owned life insurance	(0.8)	(1.5)	0.1
Amortization of excess deferred taxes	(0.8)	(0.9)	—
All other differences	(0.3)	0.1	1.6
Consolidated effective income tax rate	21.6%	20.5%	25.3%
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.7	0.7	2.1
Tax credits	(0.7)	(0.4)	(0.4)
Company-owned life insurance	(1.0)	(1.9)	0.3
Amortization of excess deferred taxes	(1.3)	(1.2)	—
All other differences	(1.4)	(0.5)	1.1
Effective income tax rate	18.3%	17.7%	24.1%

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2020	2019
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$104,314	$105,077
Employee benefits	39,907	37,439
Alternative minimum tax credit	—	4,409
Federal net operating losses	4,118	7,467
Deferred payroll taxes	9,055	—
Lease-related item	20,890	21,226
Other	14,350	21,536
Valuation allowance	(22)	(25)
	192,612	197,129
Deferred tax liabilities:
Property-related items, including accelerated depreciation	785,734	732,798
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Intangibles	13,511	10,611
Lease-related item	19,789	20,386
Other	13,786	19,569
	839,610	796,113
Net noncurrent deferred tax liabilities	$646,998	$598,984
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2020	2019
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$104,314	$105,077
Employee benefits	4,806	13,574
Alternative minimum tax credit	—	4,409
Deferred payroll taxes	1,810	—
Other	7,790	12,193
Valuation allowance	(22)	(25)
	118,698	135,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	680,294	644,046
Regulatory balancing accounts	4,205	9,931
Debt-related costs	2,585	2,818
Other	12,714	17,483
	699,798	674,278
Net deferred tax liabilities	$581,100	$539,050

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2020	2019
Unrecognized tax benefits at beginning of year	$1,056	$971
Gross increases – tax positions in prior period	641	85
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	231	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,928	$1,056
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2020	2019
Unrecognized tax benefits at beginning of year	$1,056	$971
Gross increases – tax positions in prior period	506	85
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	231	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,793	$1,056

Summary of Income Before Taxes for Continuing and Discontinued Operations	The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2020	2019	2018
Total income before income taxes	$194,873	$198,144	$182,833